Insurance Contract Liabilities and Reinsurance Assets - Additional Information (Detail) - CAD ($) $ in Millions					12 Months Ended
	Jul. 01, 2020	Jan. 01, 2019	Oct. 31, 2018	Sep. 26, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Fair value of assets backing net insurance contract liabilities excluding reinsurance assets					$ 350,264	$ 315,952
Fair value of assets backing capital and other liabilities					543,273	501,147
Change in insurance and investment contract liabilities					563	74
Change in net income attributed to shareholders (post-tax)					(198)	(21)
Change in net income attributed to shareholders					(262)	(92)
Increase of reinsurance assets					(2,374)	(557)
John Hancock Life Insurance Company of New York [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Ceded premiums		$ 131
Increase of reinsurance assets		132
Quota share coinsurance agreements, percentage				90.00%
Coinsurance, after tax gain		18
John Hancock Life Insurance Company USA [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Ceded premiums	$ 3,300
Increase of reinsurance assets	3,400
Quota share coinsurance agreements, percentage				100.00%
Coinsurance, after tax gain	$ 262
Jackson National Life Insurance Company [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Ceded premiums		581
Increase of reinsurance assets		621
Coinsurance, after tax gain		31			31
Ceded commission paid		$ 35
Reinsurance Group of America [Member] | John Hancock Life Insurance Company of New York [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Quota share coinsurance agreements, percentage			90.00%
Reinsurance Group of America [Member] | John Hancock Life Insurance Company USA [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Quota share coinsurance agreements, percentage			100.00%
Mortality and morbidity updates [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities					(304)	25
Change in net income attributed to shareholders (post-tax)					232	14
Change in net income attributed to shareholders					303	22
Lapses and policyholder behavior [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities					893	135
Change in net income attributed to shareholders (post-tax)					(682)	(75)
Change in net income attributed to shareholders					(893)	(118)
Lapses and policyholder behavior [member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)					504
Investment return assumptions [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities					(212)	12
Change in net income attributed to shareholders (post-tax)					31	70
Change in net income attributed to shareholders					59	69
Coinsurance, after tax gain					31
Other updates [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities					228	(109)
Change in net income attributed to shareholders (post-tax)					190	(22)
Change in net income attributed to shareholders					227	(54)
Long term care triennial review [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities					(42)	11
Change in net income attributed to shareholders (post-tax)					31	(8)
Change in net income attributed to shareholders					$ 42	(11)
Gain loss to net income attributed to shareholders after tax due to policy related assumptions						$ 200
Margin on policy change						30.00%
Gain loss to net income attributed to shareholders after tax due to morbidity improvement						$ 700
Gain loss to net income attributed to shareholders after tax due to adverse deviations						700
Gain loss for the impact of benefit reduction						2,000
Long term care triennial review [member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders						1,900
Bottom of range [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Percentage provision for adverse deviation assumptions not specifically provided					0.00%
Top of range [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Percentage provision for adverse deviation assumptions not specifically provided					20.00%
MLI and John Hancock Life Insurance Company [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Assets and insurance contract liabilities related to closed blocks participating policies					$ 29,480	$ 29,402